As filed with the Securities and Exchange Commission on August 17, 2006
Registration Nos. 002 -78808
811 -03541

United States
Securities and Exchange Commission
Washington, D.C. 20549
_____________________

FORM N-1A
_____________________

Registration Statement under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒
and/or
Registration Statement under the Investment Company Act of 1940	☐
Amendment No. 49	☒
_____________________

ASSET MANAGEMENT FUND
(Exact Name of Registrant as Specified in Charter)
_____________________

230 West Monroe Street, Suite 2810
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, Including Area Code: (630) 505-3700

Rodger D. Shay, Jr.
Asset Management Fund
230 West Monroe Street
Chicago, Illinois 60622
(Name and Address of Agent for Service)
_____________________

Copies to:
Cathy O’Kelly
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒ on September 15, 2006 pursuant to paragraph (b) of Rule 485; or
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐ on (date) pursuant to paragraph (a)(1) of Rule 485; or
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ on (date) pursuant to paragraph (a)(2) of Rule 485; or
☐ on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on April 6 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 17th day of August, 2006.

By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 17th day of August, 2006 by the following persons in the capacities set forth below.

SIGNATURES	TITLE

/s/ Rodger D. Shay*	Trustee and Chairman of the
Rodger D. Shay	Board

/s/ Rodger D. Shay, Jr.	Trustee and President (principal
Rodger D. Shay, Jr.	executive officer)

/s/ Richard M. Amis*	Trustee
Richard M. Amis

/s/ David F. Holland*	Trustee
David F. Holland

/s/ Gerald J. Levy*	Trustee and Vice Chairman of
Gerald J. Levy	the Board

/s/ William A. McKenna, Jr.*	Trustee
William A. McKenna, Jr.

/s/ Christopher M. Owen*	Trustee
Christopher M. Owen

/s/ Maria F. Ramirez*	Trustee
Maria F. Ramirez

/s/ Trent M. Statczar	Treasurer (principal financial
Trent M. Statczar	and accounting officer)

/s/ Daniel K. Ellenwood *Daniel K. Ellenwood Attorney-In-Fact August 17, 2006
*Original powers of attorney authorizing Rodger D. Shay, Edward E. Sammons, Jr. and Daniel K. Ellenwood, among others, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and were previously filed as exhibits to Post-Effective Amendment No. 42 on or about February 26, 2003 or are filed herewith.